UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04997
Delaware Group® Equity Funds V
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Class A : DCCAX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.06%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Class A) returned 32.74% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Core Fund (Class A) – including sales charge	25.10%	9.04%	8.74%
Macquarie Small Cap Core Fund (Class A) – excluding sales charge	32.74%	10.34%	9.39%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Index	36.43%	9.90%	9.05%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4124593)

Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Class C : DCCCX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.81%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Class C) returned 31.71% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Core Fund (Class C) – including sales charge	30.71%	9.51%	8.57%
Macquarie Small Cap Core Fund (Class C) – excluding sales charge	31.71%	9.51%	8.57%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Index	36.43%	9.90%	9.05%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4124593)

Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Class R : DCCRX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$152	1.31%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Class R) returned 32.41% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Core Fund (Class R) – including sales charge	32.41%	10.06%	9.12%
Macquarie Small Cap Core Fund (Class R) – excluding sales charge	32.41%	10.06%	9.12%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Index	36.43%	9.90%	9.05%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4124593)

Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Institutional Class : DCCIX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.81%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Institutional Class) returned 33.06% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Core Fund (Institutional Class) – including sales charge	33.06%	10.62%	9.66%
Macquarie Small Cap Core Fund (Institutional Class) – excluding sales charge	33.06%	10.62%	9.66%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Index	36.43%	9.90%	9.05%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4124593)

Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Class R6 : DCZRX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Core Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.68%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Core Fund (Class R6) returned 33.22% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 36.43%.
Top contributors to performance:
Stock selection was strongest within the consumer services sector. Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most.
Holdings in the financials sector outperformed. Within the sector, stocks owned in the insurance and asset management industries were the largest contributors.
Holdings in the consumer discretionary sector outperformed over the period.
Top detractors from performance:
The technology sector detracted the most from performance. A lack of exposure to Super Micro Computer Inc. detracted meaningfully from relative performance.
Holdings in the transportation sector underperformed. Ship freight, airlines, and trucking industries all detracted from performance.
Stock selection in the consumer staples sector underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	Since inception (5/2/16)
Macquarie Small Cap Core Fund (Class R6) – including sales charge	33.22%	10.75%	11.46%
Macquarie Small Cap Core Fund (Class R6) – excluding sales charge	33.22%	10.75%	11.46%
Russell 3000 Index	34.49%	15.23%	14.81%
Russell 2000 Index	36.43%	9.90%	10.72%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$8,216,093,473
Total number of portfolio holdings	134
Total advisory fees paid	$46,582,448
Portfolio turnover rate	23%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	18.51%
Healthcare	16.08%
Technology	12.59%
Capital Goods	11.93%
Real Estate Investment Trusts	7.22%
Basic Materials	6.43%
Business Services	4.69%
Consumer Discretionary	4.35%
Energy	4.34%
Consumer Staples	2.97%

Top 10 equity holdings
Brinker International	1.73%
Applied Industrial Technologies	1.69%
Prestige Consumer Healthcare	1.50%
Summit Materials Class A	1.47%
Federal Signal	1.44%
Q2 Holdings	1.44%
Semtech	1.40%
Boise Cascade	1.40%
ExlService Holdings	1.35%
Steven Madden	1.32%
Material Fund changes
On December 31, 2024, Delaware Small Cap Core Fund will be renamed Macquarie Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4124593)

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Class A : DEVLX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.10%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Class A) returned 33.14% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Value Fund (Class A) – including sales charge	25.48%	8.30%	7.68%
Macquarie Small Cap Value Fund (Class A) – excluding sales charge	33.14%	9.60%	8.32%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Value Index	32.55%	9.93%	8.37%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4125121)

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Class C : DEVCX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.85%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Class C) returned 32.15% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Value Fund (Class C) – including sales charge	31.15%	8.78%	7.51%
Macquarie Small Cap Value Fund (Class C) – excluding sales charge	32.15%	8.78%	7.51%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Value Index	32.55%	9.93%	8.37%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4125121)

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Class R : DVLRX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.35%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Class R) returned 32.81% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Value Fund (Class R) – including sales charge	32.81%	9.33%	8.05%
Macquarie Small Cap Value Fund (Class R) – excluding sales charge	32.81%	9.33%	8.05%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Value Index	32.55%	9.93%	8.37%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4125121)

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Institutional Class : DEVIX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.85%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Institutional Class) returned 33.48% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Small Cap Value Fund (Institutional Class) – including sales charge	33.48%	9.87%	8.59%
Macquarie Small Cap Value Fund (Institutional Class) – excluding sales charge	33.48%	9.87%	8.59%
Russell 3000 Index	34.49%	15.23%	12.89%
Russell 2000 Value Index	32.55%	9.93%	8.37%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4125121)

Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Class R6 : DVZRX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Small Cap Value Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.70%
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Value Fund (Class R6) returned 33.67% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 34.49%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 32.55%.
Top contributors to performance:
Stock selection was the most significant contributor to the Fund’s outperformance over the period.
Holdings in the financial services sector outperformed. Within the sector, stocks owned in the capital markets, banks, and insurance industries were the largest contributors.
Strong stock selection and a relative underweight allocation in the healthcare sector contributed.
Holdings in the consumer discretionary sector outperformed over the period. The Fund’s positions in the hotels, restaurants, and leisure industry contributed.
Top detractors from performance:
Holdings in the basic industry sector lagged the stronger performance of the sector in the benchmark.
Holdings in the energy sector underperformed. Companies in the energy equipment and services industry detracted. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector detracted from performance as holdings in the electrical equipment and machinery industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	Since inception (5/2/16)
Macquarie Small Cap Value Fund (Class R6) – including sales charge	33.67%	10.05%	10.16%
Macquarie Small Cap Value Fund (Class R6) – excluding sales charge	33.67%	10.05%	10.16%
Russell 3000 Index	34.49%	15.23%	14.81%
Russell 2000 Value Index	32.55%	9.93%	9.87%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$4,867,274,091
Total number of portfolio holdings	106
Total advisory fees paid	$30,121,937
Portfolio turnover rate	19%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	29.68%
Industrials	16.13%
Consumer Discretionary	11.14%
Real Estate Investment Trusts	8.49%
Basic Industry	7.68%
Technology	6.80%
Energy	6.59%
Utilities	3.91%
Healthcare	3.45%
Consumer Staples	2.73%
Transportation	2.30%

Top 10 equity holdings
East West Bancorp	2.12%
Webster Financial	2.03%
Stifel Financial	1.90%
Hancock Whitney	1.87%
Synovus Financial	1.83%
Axis Capital Holdings	1.77%
FNB	1.77%
Columbia Banking System	1.76%
MasTec	1.70%
ITT	1.67%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, Delaware Small Cap Value Fund will be renamed Macquarie Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4125121)

(b)	Not applicable

Item 2.	Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $108,500 for 2024 and $99,728 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $18,170 for 2024 and $16,670 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

US equity mutual fund
Macquarie Small Cap Core Fund
(formerly, Delaware Small Cap Core Fund)
Financial statements and other information
For the year ended November 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Small Cap Core Fund	November 30, 2024
	Number of shares	Value (US $)
Common Stocks — 99.58%
Basic Materials — 6.43%
Boise Cascade	778,856	$ 114,959,146
Kaiser Aluminum	675,108	54,872,778
Minerals Technologies	1,261,934	102,935,956
Quaker Chemical	293,191	46,236,221
Summit Materials Class A †	2,378,049	121,137,816
Tecnoglass	736,693	59,708,968
Worthington Enterprises	701,898	28,721,666
		528,572,551
Business Services — 4.69%
ABM Industries	1,369,719	78,306,835
ASGN †	930,839	85,218,310
Casella Waste Systems Class A †	940,061	106,424,306
First Advantage †	1,525,918	29,343,403
FTAI Aviation	343,689	58,021,577
Montrose Environmental Group †	1,022,841	19,249,868
UL Solutions Class A	168,378	9,046,950
		385,611,249
Capital Goods — 11.93%
Alamo Group	207,970	41,583,601
Ameresco Class A †	1,173,070	33,045,382
Applied Industrial Technologies	506,061	139,025,078
Atkore	174,032	16,412,958
Chart Industries †	366,299	70,787,282
Columbus McKinnon <<	1,646,696	64,698,686
Construction Partners Class A †	778,993	79,153,479
ESCO Technologies	404,278	59,998,898
Federal Signal	1,214,893	118,342,727
H&E Equipment Services	866,828	51,784,305
Kadant	231,639	95,618,263
Modine Manufacturing †	378,978	51,461,422
MYR Group †	539,613	85,204,893
Zurn Elkay Water Solutions	1,830,186	72,878,006
		979,994,980
Communications Services — 0.06%
ATN International	241,518	4,777,226
		4,777,226
Consumer Discretionary — 4.35%
Kontoor Brands	922,340	84,652,365
Malibu Boats Class A †	679,087	29,438,421

Schedule of investments
Macquarie Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Sonic Automotive Class A	621,649	$ 42,980,812
Steven Madden	2,382,856	108,610,577
Urban Outfitters †	1,218,579	59,381,355
Warby Parker Class A †	1,444,673	32,562,929
		357,626,459
Consumer Services — 2.19%
Brinker International †	1,077,506	142,521,719
OneSpaWorld Holdings	1,966,557	37,344,917
		179,866,636
Consumer Staples — 2.97%
J & J Snack Foods	514,864	89,478,214
Prestige Consumer Healthcare †	1,449,797	122,899,292
YETI Holdings †	781,946	31,567,160
		243,944,666
Credit Cyclicals — 2.60%
KB Home	846,137	70,009,375
La-Z-Boy	833,636	37,738,702
Taylor Morrison Home †	1,437,107	106,159,094
		213,907,171
Energy — 4.34%
Liberty Energy	2,176,206	40,042,190
Magnolia Oil & Gas Class A	2,920,494	81,014,504
Patterson-UTI Energy	6,404,802	53,800,337
Permian Resources	6,504,665	101,863,054
SM Energy	1,758,248	79,455,227
		356,175,312
Finance — 18.51%
Associated Banc-Corp	2,288,673	61,084,682
Baldwin Insurance Group †	1,898,666	92,958,687
City Holding	424,461	55,740,218
CNO Financial Group	1,949,473	77,783,973
Enterprise Financial Services	843,313	51,096,335
Essent Group	1,288,065	74,424,396
First Bancorp	971,280	45,941,544
First Financial Bancorp	1,734,431	51,217,747
First Interstate BancSystem Class A	1,736,582	60,728,272
Hamilton Lane Class A	396,079	76,205,600
Independent Bank	789,047	57,119,112
Independent Bank Group	901,401	60,321,755

	Number of shares	Value (US $)
Common Stocks (continued)
Finance (continued)
NMI Holdings †	1,741,055	$ 69,624,789
Old National Bancorp	4,610,095	106,769,800
Pacific Premier Bancorp	1,892,144	53,736,890
Perella Weinberg Partners	811,662	20,835,364
PJT Partners Class A	370,646	62,031,315
Renasant	766,885	28,850,214
Selective Insurance Group	892,746	91,140,439
SouthState	740,572	81,973,915
United Community Banks	1,875,526	63,411,534
Valley National Bancorp	5,091,986	54,178,731
WesBanco	1,387,736	49,042,590
WSFS Financial	1,246,488	74,814,210
		1,521,032,112
Healthcare — 16.08%
Agios Pharmaceuticals †	1,379,776	81,944,897
Amicus Therapeutics †	4,793,631	47,840,437
Ardelyx †	7,315,608	41,479,497
Artivion <<, †	2,257,432	66,639,393
AtriCure †	1,946,161	70,373,182
Axsome Therapeutics †	579,637	56,931,946
Azenta †	743,943	34,377,606
Blueprint Medicines †	908,168	87,529,232
CONMED	735,839	54,481,520
Halozyme Therapeutics †	1,738,500	83,795,700
Insmed †	1,408,711	105,878,719
Intra-Cellular Therapies †	294,563	25,229,321
Iovance Biotherapeutics †	2,940,670	27,407,044
Lantheus Holdings †	684,006	61,061,216
Ligand Pharmaceuticals †	655,863	79,667,679
Merit Medical Systems †	889,119	92,379,464
NeoGenomics †	3,124,983	55,405,949
OmniAb †	3,637,362	14,222,085
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	912,273	42,502,799
Supernus Pharmaceuticals †	1,995,690	72,982,383
TransMedics Group †	620,143	53,772,599
Travere Therapeutics †	3,451,935	64,930,897
		1,320,833,565

Schedule of investments
Macquarie Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Media — 0.83%
IMAX †	2,602,642	$ 68,501,538
		68,501,538
Real Estate Investment Trusts — 7.22%
Armada Hoffler Properties	2,903,046	32,078,658
Cushman & Wakefield †	4,721,315	72,236,120
DiamondRock Hospitality	4,917,425	45,633,704
Essential Properties Realty Trust	1,908,610	65,083,601
Four Corners Property Trust	2,117,520	62,911,519
Independence Realty Trust	3,591,868	78,446,397
Kite Realty Group Trust	3,338,229	92,034,974
LXP Industrial Trust	4,700,108	43,946,010
Phillips Edison & Co.	1,217,026	48,072,527
Terreno Realty	863,061	52,327,388
		592,770,898
Technology — 12.59%
Box Class A †	1,366,072	47,935,467
Clearwater Analytics Holdings Class A †	1,649,535	51,201,566
ExlService Holdings †	2,393,280	110,952,461
Ichor Holdings †	1,432,689	46,934,892
Progress Software	774,548	52,986,829
Q2 Holdings †	1,125,981	117,935,250
Rapid7 †	1,503,332	64,041,943
Rubrik Class A †	183,537	9,327,350
Semtech †	1,801,956	115,397,262
Silicon Laboratories †	658,494	72,862,361
SPS Commerce †	462,592	89,312,638
Varonis Systems †	1,717,710	85,816,792
Verint Systems †	1,337,402	33,702,530
WNS Holdings †	826,867	44,840,997
Workiva †	598,505	58,204,611
Yelp †	871,117	33,294,092
		1,034,747,041
Transportation — 2.80%
ArcBest	258,638	29,815,789
Hub Group Class A	743,130	38,375,233
International Seaways	545,605	21,278,595
RXO †	967,254	29,162,708
Scorpio Tankers	536,711	27,189,779
Sun Country Airlines Holdings †	2,493,830	35,886,214
Teekay Tankers Class A	258,033	10,385,828

	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Werner Enterprises	928,033	$ 37,937,989
		230,032,135
Utilities — 1.99%
Black Hills	961,080	61,576,396
Northwestern Energy Group	996,238	55,032,187
Spire	637,568	46,663,602
		163,272,185
Total Common Stocks (cost $5,512,877,916)		8,181,665,724

Short-Term Investments — 0.49%
Money Market Mutual Funds — 0.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.53%)	10,038,841	10,038,841
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.51%)	10,038,841	10,038,841
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.59%)	10,038,841	10,038,841
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.58%)	10,038,841	10,038,841
Total Short-Term Investments (cost $40,155,364)		40,155,364
Total Value of Securities—100.07% (cost $5,553,033,280)		$8,221,821,088
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Small Cap Core Fund	November 30, 2024
Assets:
Investments, at value*	$8,090,483,009
Investments of affiliated issuers, at value**	131,338,079
Receivable for fund shares sold	9,204,752
Dividends receivable	2,755,983
Prepaid expenses	116,178
Receivable for securities sold	83,656
Other assets	52,780
Total Assets	8,234,034,437
Liabilities:
Payable for fund shares redeemed	10,732,227
Investment management fees payable to affiliates	4,054,263
Sub-transfer agent fees and expenses payable	2,137,110
Other accrued expenses	712,240
Payable for securities purchased	177,540
Distribution fees payable to affiliates	127,584
Total Liabilities	17,940,964
Total Net Assets	$8,216,093,473

Net Assets Consist of:
Paid-in capital	$5,581,915,586
Total distributable earnings (loss)	2,634,177,887
Total Net Assets	$8,216,093,473

Net Asset Value

Class A:
Net assets	$316,920,973
Shares of beneficial interest outstanding, unlimited authorization, no par	9,795,907
Net asset value per share	$32.35
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$34.32

Class C:
Net assets	$68,394,022
Shares of beneficial interest outstanding, unlimited authorization, no par	2,548,827
Net asset value per share	$26.83

Class R:
Net assets	$26,477,487
Shares of beneficial interest outstanding, unlimited authorization, no par	861,677
Net asset value per share	$30.73

Institutional Class:
Net assets	$6,078,310,576
Shares of beneficial interest outstanding, unlimited authorization, no par	182,005,756
Net asset value per share	$33.40

Class R6:
Net assets	$1,725,990,415
Shares of beneficial interest outstanding, unlimited authorization, no par	51,579,229
Net asset value per share	$33.46
*Investments, at cost	$5,458,320,329
**Investments of affiliated issuers, at cost	94,712,951
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Small Cap Core Fund	Year ended November 30, 2024
Investment Income:
Dividends	$92,969,186
Dividends from affiliated investments	415,657
93,384,843

Expenses:
Management fees	46,582,448
Distribution expenses — Class A	699,123
Distribution expenses — Class C	686,972
Distribution expenses — Class R	128,736
Dividend disbursing and transfer agent fees and expenses	8,662,071
Accounting and administration expenses	1,086,442
Reports and statements to shareholders expenses	612,601
Legal fees	404,110
Trustees’ fees	318,941
Registration fees	233,679
Custodian fees	85,724
Audit and tax fees	34,004
Other	169,474
59,704,325
Less expenses paid indirectly	(73,511)
Total operating expenses	59,630,814
Net Investment Income (Loss)	33,754,029

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	22,418,689
Affiliated investments	(1,409,587)
Net increase from payment by affiliates[1]	5,551
Net realized gain (loss)	21,014,653

Net change in unrealized appreciation (depreciation) on:
Investments	2,045,796,188
Affiliated investments	35,031,842
Net change in unrealized appreciation (depreciation)	2,080,828,030
Net Realized and Unrealized Gain (Loss)	2,101,842,683
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,135,596,712
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Small Cap Core Fund
	Year ended
	11/30/24	11/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$33,754,029	$38,917,873
Net realized gain (loss)	21,009,102	245,318,575
Net increase from payment by affiliates[1]	5,551	24,946
Net change in unrealized appreciation (depreciation)	2,080,828,030	(572,820,302)
Net increase (decrease) in net assets resulting from operations	2,135,596,712	(288,558,908)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,431,868)	(9,782,777)
Class C	(2,842,258)	(3,637,759)
Class R	(901,880)	(992,220)
Institutional Class	(189,750,332)	(187,750,406)
Class R6	(61,006,607)	(49,448,818)
	(263,932,945)	(251,611,980)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	65,756,065	62,963,286
Class C	6,255,655	5,659,555
Class R	3,816,618	3,744,025
Institutional Class	1,484,012,274	1,413,408,919
Class R6	228,008,769	610,374,577

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,678,944	9,074,862
Class C	2,797,805	3,581,775
Class R	901,802	992,190
Institutional Class	155,651,188	156,894,836
Class R6	55,892,453	41,330,661
	2,011,771,573	2,308,024,686

Statements of changes in net assets
Macquarie Small Cap Core Fund
	Year ended
	11/30/24	11/30/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(83,250,001)	$(91,093,074)
Class C	(29,711,438)	(28,656,296)
Class R	(10,359,541)	(11,007,074)
Institutional Class	(1,914,546,264)	(1,637,326,416)
Class R6	(497,899,357)	(402,929,386)
	(2,535,766,601)	(2,171,012,246)
Increase (decrease) in net assets derived from capital share transactions	(523,995,028)	137,012,440
Net Increase (Decrease) in Net Assets	1,347,668,739	(403,158,448)

Net Assets:
Beginning of year	6,868,424,734	7,271,583,182
End of year	$8,216,093,473	$6,868,424,734
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Macquarie Small Cap Core Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Payments by affiliates are less than $0.005 per share and 0.005% on net asset value and total return, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$25.23	$27.21	$31.14	$24.79	$23.20

0.05	0.08	0.05	(0.02)	0.02
8.01	(1.16)	(2.05)	6.56	1.99
—[2,3]	—[2,3]	—	—	—
8.06	(1.08)	(2.00)	6.54	2.01

(0.10)	(0.06)	—	—	(0.04)
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(0.94)	(0.90)	(1.93)	(0.19)	(0.42)

$32.35	$25.23	$27.21	$31.14	$24.79

32.74%[5]	(3.86%)	(6.87%)	26.50%	8.81%

$316,921	$254,990	$295,128	$312,223	$264,888
1.06%	1.09%	1.05%	1.06%	1.10%
1.06%	1.09%	1.05%	1.06%	1.10%
0.20%	0.30%	0.20%	(0.06%)	0.09%
0.20%	0.30%	0.20%	(0.06%)	0.09%
23%	26%	23%	24%	37%

Financial highlights
Macquarie Small Cap Core Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Payments by affiliates are less than $0.005 per share and 0.005% on net asset value and total return, respectively.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$21.14	$23.05	$26.86	$21.57	$20.35

(0.13) [2]	(0.10)	(0.13)	(0.21)	(0.12)
6.66	(0.97)	(1.75)	5.69	1.72
—[3,4]	—[3,4]	—	—	—
6.53	(1.07)	(1.88)	5.48	1.60

(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)

$26.83	$21.14	$23.05	$26.86	$21.57

31.71%[6]	(4.57%)	(7.57%)	25.54%	8.00%

$68,394	$72,867	$100,445	$132,294	$117,251
1.81%	1.84%	1.80%	1.81%	1.85%
1.81%	1.84%	1.80%	1.81%	1.85%
(0.56%)	(0.45%)	(0.55%)	(0.81%)	(0.66%)
(0.56%)	(0.45%)	(0.55%)	(0.81%)	(0.66%)
23%	26%	23%	24%	37%

Financial highlights
Macquarie Small Cap Core Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Payments by affiliates are less than $0.005 per share and 0.005% on net asset value and total return, respectively.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$24.01	$25.93	$29.84	$23.82	$22.33

(0.01)[2]	0.01	(0.01)	(0.09)	(0.03)
7.61	(1.09)	(1.97)	6.30	1.90
—[3,4]	—[3,4]	—	—	—
7.60	(1.08)	(1.98)	6.21	1.87

(0.04)	—	—	—	—
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(0.88)	(0.84)	(1.93)	(0.19)	(0.38)

$30.73	$24.01	$25.93	$29.84	$23.82

32.41%[6]	(4.09%)	(7.12%)	26.19%	8.51%

$26,477	$25,703	$34,289	$44,366	$36,065
1.31%	1.34%	1.30%	1.31%	1.35%
1.31%	1.34%	1.30%	1.31%	1.35%
(0.05%)	0.05%	(0.05%)	(0.31%)	(0.16%)
(0.05%)	0.05%	(0.05%)	(0.31%)	(0.16%)
23%	26%	23%	24%	37%

Financial highlights
Macquarie Small Cap Core Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates are less than $0.005 per share and 0.005% on net asset value and total return, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$26.02	$28.02	$32.00	$25.46	$23.81

0.13	0.14	0.13	0.06	0.07
8.25	(1.17)	(2.12)	6.72	2.06
—[2,3]	—[2,3]	—	—	—
8.38	(1.03)	(1.99)	6.78	2.13

(0.16)	(0.13)	(0.06)	(0.05)	(0.10)
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(1.00)	(0.97)	(1.99)	(0.24)	(0.48)

$33.40	$26.02	$28.02	$32.00	$25.46

33.06%[5]	(3.59%)	(6.65%)	26.80%	9.09%

$6,078,311	$4,976,768	$5,455,486	$5,743,601	$4,632,204
0.81%	0.84%	0.80%	0.81%	0.85%
0.81%	0.84%	0.80%	0.81%	0.85%
0.45%	0.55%	0.45%	0.19%	0.34%
0.45%	0.55%	0.45%	0.19%	0.34%
23%	26%	23%	24%	37%

Financial highlights
Macquarie Small Cap Core Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates are less than $0.005 per share and 0.005% on net asset value and total return, respectively.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$26.07	$28.08	$32.06	$25.51	$23.85

0.16	0.17	0.16	0.10	0.10
8.27	(1.18)	(2.11)	6.72	2.06
—[2,3]	—[2,3]	—	—	—
8.43	(1.01)	(1.95)	6.82	2.16

(0.20)	(0.16)	(0.10)	(0.08)	(0.12)
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)
(1.04)	(1.00)	(2.03)	(0.27)	(0.50)

$33.46	$26.07	$28.08	$32.06	$25.51

33.22%[5]	(3.49%)	(6.52%)	26.92%	9.24%

$1,725,990	$1,538,097	$1,386,235	$1,325,213	$894,120
0.68%	0.72%	0.69%	0.69%	0.71%
0.68%	0.72%	0.69%	0.69%	0.71%
0.58%	0.67%	0.57%	0.31%	0.48%
0.58%	0.67%	0.57%	0.31%	0.48%
23%	26%	23%	24%	37%

Notes to financial statements
Macquarie Small Cap Core Fund	November 30, 2024
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund through December 31, 2024), Macquarie Small Cap Value Fund (formerly, Delaware Small Cap Value Fund through December 31, 2024), and Macquarie Wealth Builder Fund (formerly, Delaware Wealth Builder Fund through December 31, 2024). These financial statements and the related notes pertain to Macquarie Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2024, and for all open tax years (years ended November 30, 2021–November 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended November 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are

Notes to financial statements
Macquarie Small Cap Core Fund
1. Significant Accounting Policies (continued)
recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2024, the Fund earned $72,451 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2024, the Fund earned $1,060 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2024, the Fund paid $338,072 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended November 30, 2024, the Fund paid $481,002 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2024, the Fund paid $164,173 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended November 30, 2024, DDLP earned $11,538 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2024, DDLP received gross CDSC commissions of $100 and $1,942 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Macquarie Small Cap Core Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the years ended November 30, 2024 and 2023, DMC reimbursed the Fund $5,551 for commissions and $24,946 for losses, respectively, related to trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Statements of changes in net assets."
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended November 30, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Common Stocks—1.60%
Artivion	$41,854,674	$909,138	$(3,337,641)	$(561,107)	$27,774,329
Columbus McKinnon*	46,240,854	15,074,022	(3,025,223)	(848,480)	7,257,513
Total	$88,095,528	$15,983,160	$(6,362,864)	$(1,409,587)	$35,031,842
	Value, end of period	Shares	Dividend income
Common Stocks—1.60%
Artivion	$66,639,393	2,257,432	$—
Columbus McKinnon*	64,698,686	1,646,696	415,657
Total	$131,338,079		$415,657
*	Issuer was not an affiliated investment of the Fund at November 30, 2023.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.

3. Investments
For the year ended November 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$1,679,503,777
Sales	2,335,827,941
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$5,664,989,550
Aggregate unrealized appreciation of investments	$2,848,125,149
Aggregate unrealized depreciation of investments	(291,293,611)
Net unrealized appreciation of investments	$2,556,831,538
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Notes to financial statements
Macquarie Small Cap Core Fund
3. Investments (continued)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2024:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$528,572,551	$—	$528,572,551
Business Services	385,611,249	—	385,611,249
Capital Goods	979,994,980	—	979,994,980
Communications Services	4,777,226	—	4,777,226
Consumer Discretionary	357,626,459	—	357,626,459
Consumer Services	179,866,636	—	179,866,636
Consumer Staples	243,944,666	—	243,944,666
Credit Cyclicals	213,907,171	—	213,907,171
Energy	356,175,312	—	356,175,312
Finance	1,521,032,112	—	1,521,032,112
Healthcare	1,320,833,565	—[1]	1,320,833,565
Media	68,501,538	—	68,501,538
Real Estate Investment Trusts	592,770,898	—	592,770,898
Technology	1,034,747,041	—	1,034,747,041
Transportation	230,032,135	—	230,032,135
Utilities	163,272,185	—	163,272,185
Short-Term Investments	40,155,364	—	40,155,364
Total Value of Securities	$8,221,821,088	$—	$8,221,821,088

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the year ended November 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2024 and 2023 were as follows:
	Year ended
	11/30/24	11/30/23
Ordinary income	$47,333,358	$56,004,891
Long-term capital gains	216,599,587	195,607,089
Total	$263,932,945	$251,611,980
5. Components of Net Assets on a Tax Basis
As of November 30, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$5,581,915,586
Undistributed ordinary income	32,397,800
Undistributed long-term capital gains	44,948,549
Unrealized appreciation of investments	2,556,831,538
Net assets	$8,216,093,473
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive foreign investment companies,
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2024, the Fund had no reclassifications.

Notes to financial statements
Macquarie Small Cap Core Fund
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	11/30/24	11/30/23
Shares sold:
Class A	2,382,841	2,478,277
Class C	271,854	262,496
Class R	146,119	154,425
Institutional Class	52,318,979	53,501,717
Class R6	7,976,473	23,584,622

Shares issued upon reinvestment of dividends and distributions:
Class A	326,153	368,897
Class C	125,857	172,616
Class R	35,602	42,293
Institutional Class	5,680,700	6,201,377
Class R6	2,038,383	1,632,332
	71,302,961	88,399,052

Shares redeemed:
Class A	(3,017,875)	(3,587,864)
Class C	(1,296,004)	(1,345,728)
Class R	(390,509)	(448,448)
Institutional Class	(67,290,724)	(63,075,263)
Class R6	(17,437,393)	(15,581,652)
	(89,432,505)	(84,038,955)
Net increase (decrease)	(18,129,544)	4,360,097
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended November 30, 2024 and 2023, the Fund had the following exchange transactions:
	Exchange Redemptions					Exchange Subscriptions
	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
11/30/24	167,987	9,023	—	213,454	12,834	8,883	152,871	234,756	$11,492,548
11/30/23	134,482	14,190	1,764	8,283,030	4,070	58,829	124,915	8,239,034	212,118,530

7. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of November 30, 2024, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational

Notes to financial statements
Macquarie Small Cap Core Fund
8. Securities Lending (continued)
organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended November 30, 2024, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2024. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2024, there were no Rule 144A securities held by the Fund.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group® Equity Funds V and Shareholders of Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund) (one of the funds constituting Delaware Group® Equity Funds V, referred to hereafter as the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Small Cap Core Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended November 30, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	17.93%
(B) Long-Term Capital Gain Distributions (Tax Basis)	82.07%
Total Distributions (Tax Basis)	100.00%
(C) Qualified Dividends[1]	100.00%

(A) and (B) are based on a percentage of the Fund's total distributions.
(C) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100.00%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV, as applicable.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.

Other Fund information (Unaudited)
Macquarie Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreement at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Small Cap Core Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (MIMGL or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Adviser who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Adviser is part of Macquarie’s global investment platform that has offices and personnel that are located around the world. The Affiliated Sub-Adviser provides research, investment and trading analysis on the markets and economies of various countries in which the

Other Fund information (Unaudited)
Macquarie Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreement at a Meeting Held on August 13-15, 2024 (continued)
Fund may invest, makes recommendations regarding securities, provides portfolio management services and assists with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Adviser.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
The Performance Universe consists of the Fund and all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3- year periods was in the third quartile of its Performance Universe, for the 5-year period was in the second quartile of its Performance Universe, and for the 10-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was below the median of its Performance Universe and for the 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-, 5-, and 10-year periods and underperformed its benchmark index for the 1-year period. The Board noted that the Fund was generally outperforming its benchmark index during the periods under review (except for the 1-year period). The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.

Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from

Other Fund information (Unaudited)
Macquarie Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreement at a Meeting Held on August 13-15, 2024 (continued)
economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4124593)
AR-480-0125
This page is not part of the Financial statements and other information.

US equity mutual fund
Macquarie Small Cap Value Fund
(formerly, Delaware Small Cap Value Fund)
Financial statements and other information
For the year ended November 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Small Cap Value Fund	November 30, 2024
	Number of shares	Value (US $)
Common Stocks — 98.90%♦
Basic Industry — 7.68%
Ashland	301,500	$ 23,535,090
Avient	1,003,050	51,406,313
Berry Global Group	617,210	44,630,455
Constellium †	1,565,950	19,198,547
HB Fuller	505,350	38,856,362
Huntsman	1,146,700	22,452,386
Knife River †	358,300	37,084,050
Louisiana-Pacific	540,900	63,934,380
Ryerson Holding	723,550	18,595,235
Summit Materials Class A †	1,060,226	54,007,912
		373,700,730
Consumer Discretionary — 11.14%
Acushnet Holdings	622,100	45,481,731
Adient †	843,200	16,214,736
Boyd Gaming	457,300	33,771,605
Choice Hotels International	176,000	26,618,240
Columbia Sportswear	286,800	25,020,432
Crocs †	246,600	26,040,960
Group 1 Automotive	140,310	59,743,998
KB Home	644,000	53,284,560
M/I Homes †	235,600	38,881,068
Meritage Homes	325,900	62,269,713
Oxford Industries	216,000	17,964,720
Patrick Industries	202,150	27,166,939
Steven Madden	648,025	29,536,979
Texas Roadhouse	165,950	34,064,556
UniFirst	229,470	46,093,639
		542,153,876
Consumer Staples — 2.73%
Flowers Foods	1,162,700	26,300,274
J & J Snack Foods	339,200	58,949,568
Performance Food Group †	538,622	47,528,005
		132,777,847
Energy — 6.59%
EnLink Midstream †	3,489,786	55,871,474
Gulfport Energy †	319,050	56,088,990
International Seaways	710,450	27,707,550
Liberty Energy	1,801,650	33,150,360
Magnolia Oil & Gas Class A	1,333,600	36,994,064
Matador Resources	685,950	41,163,859
    1

Schedule of investments
Macquarie Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Energy (continued)
Murphy Oil	886,000	$ 28,768,420
Noble	633,100	21,189,857
PBF Energy Class A	630,450	19,852,871
		320,787,445
Financial Services — 29.68%
Assurant	221,500	50,302,650
Axis Capital Holdings	926,200	86,173,648
Bank of NT Butterfield & Son	999,400	37,907,242
Bread Financial Holdings	581,200	34,191,996
Cadence Bank	1,470,950	56,175,580
Columbia Banking System	2,762,161	85,654,613
Comerica	629,300	45,466,925
East West Bancorp	941,173	103,227,855
Essent Group	902,900	52,169,562
First Financial Bancorp	1,497,100	44,209,363
FNB	5,020,050	86,093,857
Hancock Whitney	1,532,950	91,026,571
Hanover Insurance Group	330,050	54,461,551
Hope Bancorp	3,618,540	49,284,515
Old National Bancorp	3,145,400	72,847,464
P10 Class A	1,924,621	27,137,156
Sandy Spring Bancorp	403,225	15,193,518
Selective Insurance Group	310,606	31,709,767
Stewart Information Services	364,500	27,370,305
Stifel Financial	799,400	92,570,520
Synovus Financial	1,561,750	89,129,072
Valley National Bancorp	7,160,700	76,189,848
WaFd	1,025,800	37,523,764
Webster Financial	1,598,810	98,774,482
		1,444,791,824
Healthcare — 3.45%
Globus Medical Class A †	453,600	38,832,696
Integer Holdings †	387,400	54,429,700
Merit Medical Systems †	331,700	34,463,630
Prestige Consumer Healthcare †	471,800	39,994,486
		167,720,512
Industrials — 16.13%
Atkore	397,700	37,507,087
Beacon Roofing Supply †	459,700	51,955,294
CACI International Class A †	129,750	59,669,430
2

	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Centuri Holdings †	672,650	$ 13,325,197
Everus Construction Group †	435,675	27,735,070
Griffon	581,700	49,037,310
H&E Equipment Services	730,000	43,610,200
ITT	522,080	81,507,130
KBR	723,772	44,027,051
Leonardo DRS †	1,529,650	53,185,930
MasTec †	575,929	82,968,332
NEXTracker Class A †	507,044	19,348,799
Regal Rexnord	213,939	36,949,405
Terex	798,750	43,763,512
Timken	550,650	42,647,842
WESCO International	258,000	54,585,060
Zurn Elkay Water Solutions	1,089,150	43,369,953
		785,192,602
Real Estate Investment Trusts — 8.49%
Agree Realty	827,100	63,521,280
Apple Hospitality REIT	3,267,850	52,645,064
Centerspace	395,700	28,688,250
Community Healthcare Trust	729,950	13,796,055
Independence Realty Trust	3,060,040	66,831,274
Kite Realty Group Trust	2,134,414	58,845,794
LXP Industrial Trust	5,631,850	52,657,797
National Health Investors	729,750	55,935,337
Plymouth Industrial REIT	1,071,800	20,085,532
		413,006,383
Technology — 6.80%
ACI Worldwide †	594,800	33,796,536
Allegro MicroSystems †	791,100	17,190,603
Belden	452,261	55,356,746
Cirrus Logic †	380,550	39,748,447
Diodes †	550,600	35,789,000
Flex †	1,519,310	59,207,511
TD SYNNEX	326,000	38,790,740
TTM Technologies †	2,087,502	50,893,299
		330,772,882
Transportation — 2.30%
Kirby †	337,000	42,633,870
Saia †	23,950	13,629,466
    3

Schedule of investments
Macquarie Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Transportation (continued)
Werner Enterprises	1,365,800	$ 55,833,904
		112,097,240
Utilities — 3.91%
Black Hills	664,940	42,602,706
MDU Resources Group	1,742,700	34,923,708
OGE Energy	1,321,900	58,110,724
Southwest Gas Holdings	701,400	54,821,424
		190,458,562
Total Common Stocks (cost $2,742,884,681)		4,813,459,903

Short-Term Investments — 1.17%
Money Market Mutual Funds — 1.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.53%)	14,278,074	14,278,074
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.51%)	14,278,074	14,278,074
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.59%)	14,278,073	14,278,073
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.58%)	14,278,072	14,278,072
Total Short-Term Investments (cost $57,112,293)		57,112,293
Total Value of Securities—100.07% (cost $2,799,996,974)		$4,870,572,196
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
4

Statement of assets and liabilities
Macquarie Small Cap Value Fund	November 30, 2024
Assets:
Investments, at value*	$4,870,572,196
Dividends receivable	5,064,697
Receivable for fund shares sold	2,089,072
Prepaid expenses	54,660
Foreign tax reclaims receivable	30,312
Other assets	47,973
Total Assets	4,877,858,910
Liabilities:
Payable for fund shares redeemed	5,654,702
Investment management fees payable to affiliates	2,516,116
Sub-transfer agent fees and expenses payable	1,725,196
Other accrued expenses	499,135
Distribution fees payable to affiliates	189,670
Total Liabilities	10,584,819
Total Net Assets	$4,867,274,091

Net Assets Consist of:
Paid-in capital	$2,342,083,370
Total distributable earnings (loss)	2,525,190,721
Total Net Assets	$4,867,274,091
    5

Statement of assets and liabilities
Macquarie Small Cap Value Fund

Net Asset Value

Class A:
Net assets	$762,879,304
Shares of beneficial interest outstanding, unlimited authorization, no par	9,677,149
Net asset value per share	$78.83
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$83.64

Class C:
Net assets	$26,557,029
Shares of beneficial interest outstanding, unlimited authorization, no par	440,585
Net asset value per share	$60.28

Class R:
Net assets	$40,557,471
Shares of beneficial interest outstanding, unlimited authorization, no par	536,615
Net asset value per share	$75.58

Institutional Class:
Net assets	$2,739,783,815
Shares of beneficial interest outstanding, unlimited authorization, no par	32,255,796
Net asset value per share	$84.94

Class R6:
Net assets	$1,297,496,472
Shares of beneficial interest outstanding, unlimited authorization, no par	15,242,890
Net asset value per share	$85.12
*Investments, at cost	$2,799,996,974
See accompanying notes, which are an integral part of the financial statements.
6

Statement of operations
Macquarie Small Cap Value Fund	Year ended November 30, 2024
Investment Income:
Dividends	$93,368,837
Foreign tax withheld	(39,969)
93,328,868

Expenses:
Management fees	30,121,937
Distribution expenses — Class A	1,823,351
Distribution expenses — Class C	256,143
Distribution expenses — Class R	192,588
Dividend disbursing and transfer agent fees and expenses	6,136,449
Accounting and administration expenses	669,929
Reports and statements to shareholders expenses	329,451
Legal fees	228,694
Trustees’ fees	203,850
Registration fees	135,688
Custodian fees	44,754
Audit and tax fees	35,067
Other	113,625
40,291,526
Less expenses paid indirectly	(34,467)
Total operating expenses	40,257,059
Net Investment Income (Loss)	53,071,809

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	509,045,866
Net change in unrealized appreciation (depreciation) on investments	800,656,771
Net Realized and Unrealized Gain (Loss)	1,309,702,637
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,362,774,446
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Macquarie Small Cap Value Fund
	Year ended
	11/30/24	11/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$53,071,809	$63,453,559
Net realized gain (loss)	509,045,866	354,282,632
Net change in unrealized appreciation (depreciation)	800,656,771	(842,788,765)
Net increase (decrease) in net assets resulting from operations	1,362,774,446	(425,052,574)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(55,610,737)	(35,039,596)
Class C	(2,411,236)	(1,634,204)
Class R	(2,920,972)	(1,676,683)
Institutional Class	(185,607,901)	(149,773,304)
Class R6	(91,924,381)	(62,711,912)
	(338,475,227)	(250,835,699)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	58,046,201	84,042,354
Class C	2,429,820	1,993,421
Class R	5,561,619	6,773,118
Institutional Class	343,875,635	489,116,148
Class R6	277,753,002	301,884,026

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	55,051,074	34,729,377
Class C	2,404,261	1,628,375
Class R	2,920,972	1,676,683
Institutional Class	178,120,777	141,879,441
Class R6	87,656,861	59,670,927
	1,013,820,222	1,123,393,870
8

	Year ended
	11/30/24	11/30/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(232,824,927)	$(194,047,016)
Class C	(10,069,402)	(11,537,199)
Class R	(13,469,474)	(10,212,321)
Institutional Class	(994,759,501)	(1,418,502,968)
Class R6	(593,111,051)	(500,931,258)
	(1,844,234,355)	(2,135,230,762)
Decrease in net assets derived from capital share transactions	(830,414,133)	(1,011,836,892)
Net Increase (Decrease) in Net Assets	193,885,086	(1,687,725,165)

Net Assets:
Beginning of year	4,673,389,005	6,361,114,170
End of year	$4,867,274,091	$4,673,389,005
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Macquarie Small Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
10

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$63.73	$71.35	$75.49	$55.68	$61.58

0.61	0.60	0.47	0.28	0.39
19.39	(5.42)	(1.23)	19.94	(3.67)
20.00	(4.82)	(0.76)	20.22	(3.28)

(0.91)	(0.49)	(0.28)	(0.41)	(0.58)
(3.99)	(2.31)	(3.10)	—	(2.04)
(4.90)	(2.80)	(3.38)	(0.41)	(2.62)

$78.83	$63.73	$71.35	$75.49	$55.68

33.14%	(6.74%)	(1.10%)	36.52%	(5.70%)

$762,879	$726,870	$896,355	$1,016,518	$551,442
1.10%	1.11%	1.11%	1.11%	1.14%
1.10%	1.11%	1.11%	1.11%	1.14%
0.89%	0.93%	0.67%	0.38%	0.80%
0.89%	0.93%	0.67%	0.38%	0.80%
19%	27%	19%	14%	23%
11

Financial highlights
Macquarie Small Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$49.83	$56.36	$60.49	$44.71	$49.95

0.07	0.09	(0.05)	(0.21)	0.02
14.95	(4.27)	(0.98)	16.06	(3.00)
15.02	(4.18)	(1.03)	15.85	(2.98)

(0.58)	(0.04)	—	(0.07)	(0.22)
(3.99)	(2.31)	(3.10)	—	(2.04)
(4.57)	(2.35)	(3.10)	(0.07)	(2.26)

$60.28	$49.83	$56.36	$60.49	$44.71

32.15%	(7.43%)	(1.84%)	35.48%	(6.38%)

$26,557	$26,959	$39,409	$51,078	$46,463
1.85%	1.86%	1.86%	1.86%	1.89%
1.85%	1.86%	1.86%	1.86%	1.89%
0.14%	0.18%	(0.08%)	(0.37%)	0.05%
0.14%	0.18%	(0.08%)	(0.37%)	0.05%
19%	27%	19%	14%	23%
13

Financial highlights
Macquarie Small Cap Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$61.33	$68.74	$72.83	$53.74	$59.52

0.42	0.42	0.28	0.09	0.26
18.63	(5.21)	(1.20)	19.28	(3.56)
19.05	(4.79)	(0.92)	19.37	(3.30)

(0.81)	(0.31)	(0.07)	(0.28)	(0.44)
(3.99)	(2.31)	(3.10)	—	(2.04)
(4.80)	(2.62)	(3.17)	(0.28)	(2.48)

$75.58	$61.33	$68.74	$72.83	$53.74

32.81%	(6.96%)	(1.34%)	36.18%	(5.92%)

$40,557	$37,411	$43,983	$54,481	$43,823
1.35%	1.36%	1.36%	1.36%	1.39%
1.35%	1.36%	1.36%	1.36%	1.39%
0.64%	0.68%	0.42%	0.13%	0.55%
0.64%	0.68%	0.42%	0.13%	0.55%
19%	27%	19%	14%	23%
15

Financial highlights
Macquarie Small Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$68.20	$76.15	$80.31	$59.19	$65.28

0.83	0.82	0.68	0.48	0.55
20.86	(5.78)	(1.30)	21.18	(3.86)
21.69	(4.96)	(0.62)	21.66	(3.31)

(0.96)	(0.68)	(0.44)	(0.54)	(0.74)
(3.99)	(2.31)	(3.10)	—	(2.04)
(4.95)	(2.99)	(3.54)	(0.54)	(2.78)

$84.94	$68.20	$76.15	$80.31	$59.19

33.48%	(6.50%)	(0.85%)	36.84%	(5.43%)

$2,739,784	$2,639,183	$3,833,425	$3,958,855	$3,115,293
0.85%	0.86%	0.86%	0.86%	0.89%
0.85%	0.86%	0.86%	0.86%	0.89%
1.14%	1.18%	0.92%	0.63%	1.05%
1.14%	1.18%	0.92%	0.63%	1.05%
19%	27%	19%	14%	23%
17

Financial highlights
Macquarie Small Cap Value Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$68.41	$76.38	$80.53	$59.32	$65.41

0.95	0.92	0.81	0.61	0.64
20.89	(5.79)	(1.31)	21.21	(3.85)
21.84	(4.87)	(0.50)	21.82	(3.21)

(1.14)	(0.79)	(0.55)	(0.61)	(0.84)
(3.99)	(2.31)	(3.10)	—	(2.04)
(5.13)	(3.10)	(3.65)	(0.61)	(2.88)

$85.12	$68.41	$76.38	$80.53	$59.32

33.67%	(6.35%)	(0.69%)	37.08%	(5.28%)

$1,297,497	$1,242,966	$1,547,942	$1,602,565	$928,618
0.70%	0.71%	0.70%	0.69%	0.72%
0.70%	0.71%	0.70%	0.69%	0.72%
1.29%	1.33%	1.08%	0.80%	1.22%
1.29%	1.33%	1.08%	0.80%	1.22%
19%	27%	19%	14%	23%
19

Notes to financial statements
Macquarie Small Cap Value Fund	November 30, 2024
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund through December 31, 2024), Macquarie Small Cap Value Fund (formerly, Delaware Small Cap Value Fund through December 31, 2024), and Macquarie Wealth Builder Fund (formerly, Delaware Wealth Builder Fund through December 31, 2024). These financial statements and the related notes pertain to Macquarie Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination
20

relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2024, and for all open tax years (years ended November 30, 2021–November 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended
November 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and
    21

Notes to financial statements
Macquarie Small Cap Value Fund
1. Significant Accounting Policies (continued)
expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2024, the Fund earned $30,955 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2024, the Fund earned $3,512 under this arrangement.
22

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2024, the Fund paid $214,656 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended November 30, 2024, the Fund paid $303,452 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and
    23

Notes to financial statements
Macquarie Small Cap Value Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2024, the Fund paid $104,292 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended November 30, 2024, DDLP earned $32,791 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2024, DDLP received gross CDSC commissions of $1,667 and $715 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the year ended November 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$882,583,687
Sales	1,958,638,384
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
24

November 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$2,816,897,929
Aggregate unrealized appreciation of investments	$2,113,084,641
Aggregate unrealized depreciation of investments	(59,410,374)
Net unrealized appreciation of investments	$2,053,674,267
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    25

Notes to financial statements
Macquarie Small Cap Value Fund
3. Investments (continued)
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2024:
Level 1
Securities
Assets:
Common Stocks	$4,813,459,903
Short-Term Investments	57,112,293
Total Value of Securities	$4,870,572,196
During the year ended November 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. As of November 30, 2024, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2024 and 2023 were as follows:
	Year ended
	11/30/24	11/30/23
Ordinary income	$63,917,570	$56,299,652
Long-term capital gains	274,557,657	194,536,047
Total	$338,475,227	$250,835,699
5. Components of Net Assets on a Tax Basis
As of November 30, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$2,342,083,370
Undistributed ordinary income	54,648,356
Undistributed long-term capital gains	416,868,098
Unrealized appreciation of investments	2,053,674,267
Net assets	$4,867,274,091
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
26

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of earnings and profits distributed to shareholders on redemption of shares. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2024, the adjustments were to decrease total distributable earnings (loss) and increase paid-in capital by $77,411,622.
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	11/30/24	11/30/23
Shares sold:
Class A	851,552	1,302,787
Class C	45,620	38,944
Class R	85,445	110,039
Institutional Class	4,681,422	7,064,325
Class R6	3,800,552	4,355,857

Shares issued upon reinvestment of dividends and distributions:
Class A	856,560	546,317
Class C	48,581	32,528
Class R	47,296	27,343
Institutional Class	2,578,471	2,090,767
Class R6	1,268,000	877,901
	14,263,499	16,446,808

Shares redeemed:
Class A	(3,435,725)	(3,007,733)
Class C	(194,629)	(229,692)
Class R	(206,070)	(167,252)
Institutional Class	(13,701,299)	(20,799,218)
Class R6	(7,996,075)	(7,328,707)
	(25,533,798)	(31,532,602)
Net decrease	(11,270,299)	(15,085,794)
    27

Notes to financial statements
Macquarie Small Cap Value Fund
6. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended November 30, 2024 and 2023, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
11/30/24	54,275	1,725	4,128	2,225	5,178	51,932	1,287	$4,189,171
11/30/23	232,370	6,222	68,910	—	5,751	181,768	103,698	20,710,519
7. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of November 30, 2024, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of
28

the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended November 30, 2024, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
    29

Notes to financial statements
Macquarie Small Cap Value Fund
9. Credit and Market Risks (continued)
The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2024. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2024, there were no Rule 144A securities held by the Fund.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation
30

of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.
    31

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group® Equity Funds V and Shareholders of Macquarie Small Cap Value Fund (formerly, Delaware Small Cap Value Fund)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Small Cap Value Fund (formerly, Delaware Small Cap Value Fund) (one of the funds constituting Delaware Group® Equity Funds V, referred to hereafter as the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
32

Other Fund information (Unaudited)
Macquarie Small Cap Value Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended November 30, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	18.88%
(B) Long-Term Capital Gain Distributions (Tax Basis)	81.12%
Total Distributions (Tax Basis)	100.00%
(C) Qualified Dividends[1]	100.00%

(A) and (B) are based on a percentage of the Fund's total distributions.
(C) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100.00%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV, as applicable.
For the fiscal year ended November 30, 2024, certain distributions paid by the Fund, determined to be Qualified Interest Income or Qualified Short-Term Capital gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended November 30, 2024, the Fund has reported maximum Qualified Short-Term Capital Gains distributions of $9,587,451.
    33

Other Fund information (Unaudited)
Macquarie Small Cap Value Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Small Cap Value Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (MIMGL or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract
34

Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
    35

Other Fund information (Unaudited)
Macquarie Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 13-15, 2024 (continued)
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Adviser who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Adviser is part of Macquarie’s global investment platform that has offices and personnel that are located around the world. The Affiliated Sub-Adviser provides research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, makes recommendations regarding securities, provides portfolio management services and assists with security trades, as applicable. The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Adviser.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
36

The Performance Universe consists of the Fund and all retail and institutional small-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods  was in the fourth quartile of its Performance Universe and for the 5- and 10-year periods was in the third and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was below the median of its Performance Universe and for the 10-year period was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period, slightly outperformed its benchmark index for the 5- and 10-year periods and underperformed its benchmark for the 1-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review (except for the 1-year period). The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Fund.
    37

Other Fund information (Unaudited)
Macquarie Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a Meeting Held on August 13-15, 2024 (continued)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
38

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.
    39

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4125121)
AR-021-0125
This page is not part of the Financial statements and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 7, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 7, 2025